Description of the Plan - Additional information (Detail) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Description of eligibility for participation of the plan	Employees may make pretax and after-tax contributions to the Plan upon hire. Employees receive employer matching contributions beginning the first of the month following one year of service.
Employee benefit plan maximum participant contribution to annual compensation, percentage	50.00%
Employee benefit plan, participant after tax contribution maximum percentage	5.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount	$ 23,500
Employee benefit plan participant catch up contribution age	50
Employee benefit plan, employer contribution, participant compensation matched, percentage	6.00%
Employee benefit plan, participant contribution, automatic, deferral rate	6.00%
Employee benefit plan, employer contribution maximum amount	$ 1,500
Employee benefit plan, vesting schedule description	Participants are 25% vested in the fixed employer matching contributions after two years of service and in 25% increments per year thereafter. All participants are fully vested after five years of service
Employee benefit plan, forfeitures used for employer contributions	$ 4,214,433
Employee benefit plan, forfeited nonvested account	$ 3,384,336	$ 2,083,510
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan, participant loan interest rate spread percentage	1.00%
Employee benefit plan, dividends paid to participants	$ 1,239,016
Principal Residence [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, note receivable from participant account loan period	15 years
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	9.50%
Employee benefit plan, participant loan interest rate spread percentage	9.50%
Employee benefit plan, distrubution of benefit vesting balance	$ 1,000
Employee benefit plan, distrubution of benefit vesting balance automatic rollover threshold amount	$ 7,000
Maximum | General Loan [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, note receivable from participant account loan period	5 years
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	4.25%
Employee benefit plan, participant loan interest rate spread percentage	4.25%
Employee benefit plan, automated rollover distribution amount	$ 1,000
Employee Benefit Plan Participant Age Fifty
EBP, Description of Plan [Line Items]
Employee benefit plan maximum participant contribution to annual compensation, percentage	100.00%
Employee benefit plan, participant catch up contribution	$ 7,500
Employee Benefit Plan Participant Age Sixty to Sixty Three
EBP, Description of Plan [Line Items]
Employee benefit plan, participant catch up contribution	$ 11,250